Financial Risk Review - Interest Rate Risk (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Risk Review [Abstract]
Changes in interest expense resulting from changes in assumptions	$ 255,533	$ 125,000